CONTRACT BALANCES AND REMAINING PERFORMANCE OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Summary of contract liabilities
	June 30,	December 31,
	2023	2022
	(Unaudited)
Contract liabilities, Current
Deferred revenues	$4,151	$4,004
Advances from customers	68	78
Total	$4,219	$4,082

Contract liabilities, Long-term
Deferred revenues	$121	$61
Total Contract liabilities	$4,340	$4,143